Putnam
International
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam International Fund's goal is to provide long-term capital appreciation while maintaining tight controls on the fund's risk exposure. Portfolio managers Justin Scott and Geir Lode use a combination of quantitative investment methodologies and proprietary fundamental insights to construct the portfolio. These strategies resulted in the following performance over the reporting period:

Total return for 12 months ended 8/31/99

      Net asset value      Public offering price
----------------------------------------------------------------
          30.76%                  23.18%
----------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 4.

The target tracking error (measure of risk) for the fund is currently in the range of 100 to 200 basis points relative to the fund's benchmark (the MSCI/EAFE Index). During the past fiscal year, international markets witnessed a series of unusual events and major dislocations, including a major widening in credit spreads and risk premiums following the Russian debt crisis and the rescue of long-term credit, which led to a higher than anticipated tracking error. However, over the period, the investment process continued to generate a positive information ratio (the active return relative to the risk) and a total return that outperformed the MSCI/EAFE Index.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

British Petroleum Co. PLC
United Kingdom

Nippon Telegraph and Telephone Corp.
Japan

Yamanouchi Pharmaceutical Co., Ltd.
Japan

Fujitsu Ltd.
Japan

Elf Aquitaine S.A.
France

Promise Co., Ltd.
Japan

Shin-Etsu Chemical Co.
Japan

Murata Manufacturing Co. Ltd.
Japan

Ente Nazionale Idrocarburi (ENI) SPA
Italy

Mannesmann AG
Germany

Footnote reads:
These holdings represent 16.6% of the fund's net assets as of 8/31/99. Portfolio holdings will vary over time.


It is reassuring that during periods of market dislocation and fluctuations in tracking error that our investment insight and number of decisions have proven effective. While this may be pleasing to shareholders in the short term, it is important to note that over time we should expect returns more in line with traditional performance.


Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 20, 1999


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/99, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including economic instability, political developments, and currency fluctuations, not present with U.S. investments.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Fund is designed for investors seeking long-term capital appreciation primarily through common stocks of companies located outside the United States.


TOTAL RETURN FOR PERIODS ENDED 8/31/99

                                       MSCI EAFE    Consumer
                      NAV      POP       Index     price index
---------------------------------------------------------------------
1 year               30.76%   23.18%     25.67%      2.33%
---------------------------------------------------------------------
Life of fund
(since 12/28/95)     59.01    49.85      39.16       8.93
Annual average       13.47    11.65       9.43       2.36
---------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation currently in effect. Without the expense limitation, total returns would have been lower.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 8/31/99

---------------------------------------------------------------------
Distributions (number)                          1
---------------------------------------------------------------------
Income                                       $0.055
---------------------------------------------------------------------
Capital gains
 Long-term                                    0.387
---------------------------------------------------------------------
  Short-term                                    --
---------------------------------------------------------------------
  Total                                      $0.442
---------------------------------------------------------------------
Share value:                            NAV          POP
---------------------------------------------------------------------
8/31/98                                $9.92        $10.53
---------------------------------------------------------------------
8/31/99                                12.45         13.21
---------------------------------------------------------------------


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 12/28/95

                   Fund's shares      MSCI/EAFE      Consumer price
Date                  at POP            Index            index

12/28/95               9,425            10,000           10,000
6/30/96                9,900            10,452           10,208
12/31/96              10,067            10,605           10,332
6/30/97               11,350            11,793           10,443
12/31/97              11,021            10,793           10,508
6/30/98               12,869            12,512           10,619
12/31/98              13,095            12,952           10,697
6/30/99               14,383            13,465           10,827
8/31/99              $14,985           $13,916          $10,893

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


TOTAL RETURN FOR PERIODS ENDED 9/30/99 (most recent calendar quarter)

                              NAV              POP
----------------------------------------------------------------------
1 year                       37.00%           29.06%
----------------------------------------------------------------------
Life of fund                 61.06            51.77
(since 12/28/95)
Annual average               13.51            11.73
----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


Comparative benchmarks

Europe, Australasia, and the Far East (EAFE) component of the Morgan Stanley Capital International World Index (MSCI) is an unmanaged list of equity securities listed on the stock exchanges of Europe, Australasia, and the Far East, with all values expressed in U.S. dollars. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended August 31, 1999

To the Trustees of Putnam Investment Funds and
Shareholders of Putnam International Fund
(a series of Putnam Investment Funds)


In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam International Fund (the "fund") at August 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 8, 1999




The fund's portfolio
August 31, 1999

COMMON STOCKS  (99.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Australia  (2.8%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  AMP Ltd.                                                                               $       19,973
              5,079  Coles Myer Ltd.                                                                                28,404
              1,000  Commonwealth Bank of Australia                                                                 15,775
              1,000  National Australia Bank, Ltd.                                                                  15,157
                400  News Corp. Ltd. ADR (NON)                                                                      11,725
              6,000  Pioneer International Ltd.                                                                     15,355
              1,000  Rio Tinto Ltd.                                                                                 17,211
              4,085  Westpac Banking Corp.                                                                          24,829
                                                                                                            --------------
                                                                                                                   148,429

Austria  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                200  VA Technologie AG                                                                              17,662

Belgium  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                 50  Electrabel S.A.                                                                                16,726

Canada  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                587  Laurasia Resources Ltd.                                                                        13,186

Denmark  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                300  Danisco A/S                                                                                    12,813
                400  Tele Danmark A/S                                                                               22,665
                                                                                                            --------------
                                                                                                                    35,478

Finland  (2.3%)
--------------------------------------------------------------------------------------------------------------------------
                900  Oy Nokia AB, Class A                                                                           75,195
                700  Sampo Insurance Co., Ltd. Class A                                                              22,950
              1,000  Sonera Group OYJ                                                                               24,272
                                                                                                            --------------
                                                                                                                   122,417

France  (10.4%)
--------------------------------------------------------------------------------------------------------------------------
                200  Axa S.A.                                                                                       24,917
                300  Banque Nationale de Paris                                                                      22,971
                200  Bouygues S.A.                                                                                  55,207
                100  Carrefour Supermarche S.A.                                                                     16,287
                220  Compagnie Financiere de Paris                                                                  23,430
                500  Elf Aquitaine S.A.                                                                             87,781
                300  France Telecom S.A.                                                                            23,384
                200  Groupe Danone                                                                                  49,538
                100  L'OREAL                                                                                        64,672
                201  Lafarge Coppee                                                                                 21,619
                314  Michelin Corp. Class B                                                                         13,619
                 10  Promodes                                                                                        9,444
                200  Rhone-poulenc S.A. ORD, Class A                                                                 9,713
                600  Sanofi-Synthelabo S.A. (NON)                                                                   25,002
                100  Schneider S.A.                                                                                  6,716
                113  Societe Generale                                                                               22,145
                200  Total Fina S.A. ADR (NON)                                                                      13,013
                900  Vivendi                                                                                        69,580
                                                                                                            --------------
                                                                                                                   559,038

Germany  (9.3%)
--------------------------------------------------------------------------------------------------------------------------
                 50  Allianz Versicherungs AG                                                                       13,183
                100  BASF AG                                                                                         4,537
              1,200  Bayer AG                                                                                       52,224
              1,300  Bayerische Motoren Werke (BMW) AG                                                              41,315
                400  DaimlerChrysler AG                                                                             30,205
                855  Deutsche Bank AG                                                                               58,505
              1,000  Deutsche Telekom AG                                                                            44,313
              1,500  Hoechst AG                                                                                     63,456
                500  Mannesmann AG                                                                                  76,782
                 40  SAP AG                                                                                         14,045
                400  Siemens AG                                                                                     33,674
                700  Veba (Vereinigte Elektrizitaets Bergwerks) AG                                                  44,641
                400  Volkswagen AG                                                                                  24,156
                                                                                                            --------------
                                                                                                                   501,036

Hong Kong  (1.8%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Bank of East Asia, Ltd.                                                                        23,053
              7,000  Cathay Pacific Airways                                                                         11,900
              3,000  Henderson Land Development Co. Ltd. (R)                                                        15,879
             11,000  Hong Kong and China Gas Co., Ltd.                                                              15,441
              4,155  Hong Kong Electric Holdings Ltd.                                                               13,671
              2,048  Sun Hung Kai Properties Ltd.                                                                   17,540
                                                                                                            --------------
                                                                                                                    97,484

Ireland  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
              2,211  Allied Irish Banks PLC                                                                         28,598
              1,177  Bank of Ireland                                                                                10,664
              1,028  CRH PLC                                                                                        23,049
                                                                                                            --------------
                                                                                                                    62,311

Italy  (3.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,400  Alleanza Assicurazioni SPA                                                                     14,614
              3,000  Banca Intesa SPA                                                                               12,691
              1,200  Banca Popolare di Milano                                                                        8,706
             12,800  Ente Nazionale Idrocarburi (ENI) SPA                                                           77,027
                200  La Rinascente SPA                                                                               1,599
              1,000  Mediaset SPA                                                                                    8,842
              5,000  Telecom Italia Mobile SPA                                                                      29,137
              2,000  Telecom Italia SPA                                                                             20,158
                                                                                                            --------------
                                                                                                                   172,774

Japan  (26.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Canon, Inc.                                                                                    29,229
              2,000  Dai Nippon Printing Co., Ltd.                                                                  32,700
                  3  DDI Corp.                                                                                      18,908
              1,000  Eisai Co. Ltd.                                                                                 23,109
              3,000  Fujitsu Ltd.                                                                                   87,961
              3,000  Hitachi Ltd. ORD                                                                               30,444
              1,000  Honda Motor Co., Ltd.                                                                          40,190
              1,000  Ito-Yokado Co., Ltd.                                                                           73,621
              2,000  KAO Corp.                                                                                      56,814
              1,000  Kurita Water Industries Ltd.                                                                   18,140
              3,000  Matsushita Electric Industrial Co.                                                             59,190
              2,000  Mitsubishi Trust and Banking Corp.                                                             21,008
              4,000  Mitsui Fudoscan Co., Ltd.                                                                      28,170
              1,000  Murata Manufacturing Co. Ltd.                                                                  80,380
              7,000  Nikko Securities Co. Ltd.                                                                      60,614
                  9  Nippon Telegraph and Telephone Corp.                                                          101,114
                 50  Nippon Television Network Corp.                                                                27,402
                  4  NTT Mobile Communications Network, Inc. (NON)                                                  66,131
                  1  NTT Mobile Network, Inc. Communications                                                        16,624
              1,000  Promise Co., Ltd.                                                                              83,120
              2,000  Shin-Etsu Chemical Co.                                                                         81,476
              3,000  Shiseido Co., Ltd.                                                                             41,925
                500  Sony Corp.                                                                                     64,761
              1,000  Takeda Chemical Industries                                                                     50,237
              2,000  Tokyo Electric Power Co.                                                                       46,584
              6,000  Toshiba Corp.                                                                                  53,325
              1,000  Toyota Motor Corp.                                                                             29,503
              2,000  Yamanouchi Pharmaceutical Co., Ltd.                                                            89,149
                                                                                                            --------------
                                                                                                                 1,411,829

Netherlands  (5.5%)
--------------------------------------------------------------------------------------------------------------------------
              2,017  ABN AMRO Holding N.V.                                                                          49,158
                800  Akzo-Nobel N.V.                                                                                37,270
                100  Heineken N.V.                                                                                   4,992
              1,319  Internationale Nederlanden Groep (ING)                                                         72,399
                760  Koninklijke Ahold N.V.                                                                         27,248
                352  Philips Electronics N.V.                                                                       36,315
                500  Royal Dutch Petroleum Co.                                                                      30,776
                200  STMicroelectronics N.V.                                                                        13,294
                303  TNT Post  Group N.V.                                                                            7,474
                394  Vedior N.V.                                                                                     6,813
                403  Vendex International N.V.                                                                      10,570
                                                                                                            --------------
                                                                                                                   296,309

New Zealand  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              5,300  Telecom Corp. of New Zealand Ltd.                                                              23,775

Norway  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Christiana Bank & Trust                                                                         4,249
                500  Norsk Hydro ASA (NON)                                                                          20,861
                200  Norske Skogindustrier ASA (NON)                                                                 6,788
                100  Tomra Systems ASA                                                                               3,515
                                                                                                            --------------
                                                                                                                    35,413

Portugal  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                 98  Banco Comercial Portugues, S.A.                                                                 2,606
                600  Electricidade de Portugal S.A.                                                                 10,153
                600  Portugal Telecom S.A.                                                                          25,122
                                                                                                            --------------
                                                                                                                    37,881

Singapore  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
              2,326  Development Bank of Singapore Ltd.                                                             26,661
              2,000  Keppel Land Ltd.                                                                                3,076
              2,000  Oversea Chinese Banking Corp.                                                                  14,016
              3,000  United Overseas Bank Ltd.                                                                      22,271
                                                                                                            --------------
                                                                                                                    66,024

Spain  (1.9%)
--------------------------------------------------------------------------------------------------------------------------
                  6  Banco Santander Central Hispano S.A.                                                               65
              2,450  Iberdola S.A.                                                                                  35,239
                300  Superdiplo S.A. (NON)                                                                           6,679
              3,906  Telfonica S.A. (NON)                                                                           62,378
                                                                                                            --------------
                                                                                                                   104,361

Sweden  (2.8%)
--------------------------------------------------------------------------------------------------------------------------
                400  Electrolux AB                                                                                   8,059
                500  Hennes & Mauritz AB, Class B                                                                   12,653
              2,500  Investor AB                                                                                    30,494
                700  Pharmacia & Upjohn, Inc.                                                                       36,702
                950  Skandia Forsakrings AB                                                                         19,371
                400  Svenska Cellulosa AB (SCA), Class B                                                            11,651
                900  Telefonaktiebolaget LM Ericsson, Class B                                                       29,056
                200  Volvo AB, Class B                                                                               5,607
                                                                                                            --------------
                                                                                                                   153,593

Switzerland  (6.4%)
--------------------------------------------------------------------------------------------------------------------------
                 10  ABB AG                                                                                         16,597
                 20  Cie Finance Richemont                                                                          38,057
                100  Credit Suisse Group                                                                            18,897
                 20  Julius Baer Holdings AG                                                                        61,711
                 30  Nestle S.A.                                                                                    59,267
                 45  Novartis AG ADR                                                                                64,817
                 90  Swisscom AG ADR                                                                                29,703
                200  United Bank of Switzerland (UBS) AG                                                            56,492
                                                                                                            --------------
                                                                                                                   345,541

United Kingdom  (21.4%)
--------------------------------------------------------------------------------------------------------------------------
              2,098  Allied Zurich PLC                                                                              25,619
              1,000  Anglian Water PLC                                                                              11,884
                400  Barclays PLC                                                                                   11,884
              2,000  Bass PLC                                                                                       26,868
              1,098  BAT Industries PLC                                                                              9,228
                500  BG PLC                                                                                          3,005
              1,000  British Airways PLC                                                                             6,540
              7,008  British Petroleum Co. PLC                                                                     129,984
              5,000  British Telecommunications PLC ADR                                                             76,527
              2,416  Burmah Castrol PLC                                                                             45,902
              3,000  Cable & Wireless Communications (NON)                                                          31,293
                500  Colt Telecom Group PLC (NON)                                                                   10,881
              3,010  Diageo PLC                                                                                     30,455
                800  Dixons Group PLC                                                                               15,045
              3,000  EMI Group PLC                                                                                  25,487
              2,000  Glaxo Wellcome PLC                                                                             52,548
              4,000  Granada Group PLC                                                                              35,685
              3,702  HSBC Holdings PLC                                                                              45,889
              2,305  HSBC Holdings PLC                                                                              28,481
                500  Kingfisher Leisure PLC                                                                          6,010
              2,200  Marks & Spencer PLC                                                                            14,680
                700  Molins PLC                                                                                      1,405
              1,500  National Westminster Bancorp Inc.                                                              30,811
                500  Next PLC                                                                                        5,910
                500  Orange PLC ADR (NON)                                                                            8,423
              1,500  Peninsular and Oriental Steam Navigation Co.                                                   24,584
                909  Royal & Sun Alliance Insurance Group PLC                                                        7,562
                303  Royal PTT                                                                                      13,587
              6,012  Scottish Power PLC                                                                             55,276
              6,000  Securicor Group PLC                                                                            56,612
              3,600  Shell Transportation & Trading                                                                 28,677
              3,000  Siebe PLC                                                                                      15,297
              2,700  Smithkline Beecham PLC ADR                                                                     35,145
              4,000  Smiths Industries PLC                                                                          59,840
              8,000  Tesco PLC                                                                                      23,672
              5,000  Tomkins PLC                                                                                    21,842
              3,075  Vodafone Group PLC                                                                             61,928
              2,000  WPP Group PLC                                                                                  18,726
                957  Zeneca Group PLC (NON)                                                                         37,953
                                                                                                            --------------
                                                                                                                 1,151,145
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments  (cost $4,209,244) (b)                                               $    5,372,412
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,389,957.

  (b) The aggregate identified cost on a tax basis is $4,279,591, resulting in gross unrealized appreciation and depreciation of $1,266,656 and $173,835, respectively, or net unrealized appreciation of $1,092,821.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at August 31, 1999 (as a percentage of net assets):

          Insurance and finance     18.8%
          Telecommunications        13.2

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,209,244) (Note 1)                                                $5,372,412
-----------------------------------------------------------------------------------------------
Cash                                                                                      9,881
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                        17,324
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           19,556
-----------------------------------------------------------------------------------------------
Receivable from manager (Note 2)                                                          1,441
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                  972
-----------------------------------------------------------------------------------------------
Total assets                                                                          5,421,586

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                         11,559
-----------------------------------------------------------------------------------------------
Payable to subcustodian -- foreign currency (Note 2)                                      9,843
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                1,013
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             1,567
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  7
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                3,662
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    3,978
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        31,629
-----------------------------------------------------------------------------------------------
Net assets                                                                           $5,389,957

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $3,795,629
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             35,445
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                              395,702
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                 1,163,181
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $5,389,957

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($5,389,957 divided by 432,929 shares)                                                   $12.45
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $12.45)*                                          $13.21
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $8,766)                                                $75,111
-----------------------------------------------------------------------------------------------
Interest                                                                                     57
-----------------------------------------------------------------------------------------------
Total investment income                                                                  75,168

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         37,031
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            8,562
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         2,478
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             40
-----------------------------------------------------------------------------------------------
Amortization of organization expenses                                                     1,895
-----------------------------------------------------------------------------------------------
Registration fees                                                                           160
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   3,900
-----------------------------------------------------------------------------------------------
Auditing                                                                                 32,539
-----------------------------------------------------------------------------------------------
Legal                                                                                     3,625
-----------------------------------------------------------------------------------------------
Other                                                                                        87
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                         (21,331)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           68,986
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (4,236)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             64,750
-----------------------------------------------------------------------------------------------
Net investment income                                                                    10,418
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        424,509
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                  25
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                          437
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                              790,650
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               1,215,621
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $1,226,039
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended August 31
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   10,418      $   16,078
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                           424,534         150,512
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            791,087          24,152
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  1,226,039         190,742
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                            (21,375)        (24,481)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                                (150,404)        (35,574)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       477,478          63,880
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          1,531,738         194,567

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     3,858,219       3,663,652
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $35,445 and $15,391, respectively)                                         $5,389,957      $3,858,219
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Dec. 28, 1995+
operating performance                                                          Year ended August 31                  to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.92            $9.58            $8.58            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              .03(a)           .04              .07              .08
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   2.95              .45             1.15               --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.98              .49             1.22              .08
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.06)            (.06)            (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.39)            (.09)            (.13)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.45)            (.15)            (.22)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $12.45            $9.92            $9.58            $8.58
------------------------------------------------------------------------------------------------------------------------------------

Ratios and suplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                               30.76             5.29            14.43              .94*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $5,390           $3,858           $3,664           $3,144
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                          1.49             1.47             1.45              .98*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                           .23              .40              .74              .96*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               55.80            38.61            76.09            48.18*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses for the fund for the period ended August 31, 1999, August 31, 1998, August 31, 1997, and August 31, 1996, reflect a reduction of
    $0.05, $0.04, $0.03, and $0.05 per  share, respectively.



Notes to financial statements
August 31, 1999

Note 1
Significant accounting policies

Putnam International Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks issued by foreign companies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sales transactions, foreign currency gains and losses, organization costs, realized gains and losses on passive foreign investment companies and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1999, the fund reclassified $31,011 to increase undistributed net investment income and $2,507 to decrease paid-in-capital, with a decrease to accumulated net realized gains of $28,504. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc., and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At August 31, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the year ended August 31, 1999, fund expenses were reduced by $4,236 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is currently not making any payments pursuant to the Plan.

During the year ended August 31, 1999, Putnam Mutual Funds Corp., acting as underwriter, received no monies from net commissions from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the year ended August 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,904,241 and $2,543,651, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At August 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
                                                   Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                         30,481           $336,359
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       16,267            171,779
-----------------------------------------------------------------------------
                                                    46,748            508,138

Shares
repurchased                                         (2,688)           (30,660)
-----------------------------------------------------------------------------
Net increase                                        44,060           $477,478
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1998
-----------------------------------------------------------------------------
                                                   Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                          2,111            $25,296
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        6,415             60,048
-----------------------------------------------------------------------------
                                                     8,526             85,344

Shares
repurchased                                         (2,114)           (21,464)
-----------------------------------------------------------------------------
Net increase                                         6,412            $63,880
-----------------------------------------------------------------------------

At August 31, 1999, Putnam Investments Inc., owned 409,561 shares of the fund (94.6% of shares outstanding), valued at $5,099,034.


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the fund hereby designates $331,065 as capital gain, for its taxable year ended August 31, 1999.

For the period, interest and dividends from foreign countries were $83,955. Taxes paid to foreign countries were $8,766.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.



Fund information

WEB SITE

www.putnamminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President and Fund Manager

Geir Lode
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam International Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


2AX 55085 10/99